Disposals of Assets (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Of Assets [Abstract]
Disposal of Assets

Navios Buena Ventura
Cash consideration received	$67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain recognized on sale of Navios Buena Ventura		$323
Total gain on sale of assets		$323

Navios Luz
Cash consideration received	$71,975
Shares consideration received	6,000
Book value of vessel	(53,548)
Total gain	24,427
Deferred gain	(6,623)
Gain recognized on sale of Navios Luz		$17,804

Navios Orbiter
Cash consideration received	$47,984
Shares consideration received	4,000
Book value of vessel	(23,198)
Total gain	28,786
Deferred gain	(7,804)
Gain recognized on sale of Navios Orbiter		$20,982
Gain from sale of other assets		$36
Total gain on sale of assets		$38,822

Navios Hyperion
Cash consideration received	$63,000
Book value of vessel	(25,168)
Total gain	37,832
Deferred gain	(13,996)
Gain recognized on sale of Navios Hyperion		$23,836

Navios Aurora II
Cash consideration received	$90,000
Shares consideration received	20,326
Book value of vessel	(109,508)
Total gain	818
Deferred gain	(271)
Gain recognized on sale of Navios Aurora II		$547
Navios Pollux
Cash consideration received	$110,000
Book value of vessel	(107,452)
Total gain	2,548
Deferred gain	(797)
Gain recognized on sale of Navios Pollux		$1,751

Navios Melodia
Cash consideration received	$72,100
Shares consideration received	6,687
Book value of vessel	(68,757)
Total gain	10,030
Deferred gain	(2,876)
Gain recognized on sale of Navios Melodia		$7,154

Navios Fulvia
Cash consideration received	$89,900
Shares consideration received	8,284
Book value of vessel	(67,211)
Total gain	30,973
Deferred gain	(8,880)
Gain recognized on sale of Navios Fulvia		$22,093

Vanessa
Cash consideration received	$18,250
Book value of finance lease of vessel	(18,250)
		$—
Gain from sale of other assets		$51
Total gain on sale of assets		$55,432